Contingencies, Commitments, and Responsibilities - Schedule of Responsibilities Arising From the Regular Course of Business (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Third-party transactions
Debt Collections	$ 16,387	$ 18,270
Transferred financial assets managed by the Bank	1,126,576	1,122,204
Third-party resources managed by the Bank and its subsidiaries	480,718
Subtotal	1,623,681	1,140,474
Custody of securities
Safeguarded securities held by the Bank and its affiliates	5,122,461	3,818,287
Safeguarded securities deposited in another entity	287,000	245,863
Securities issued by the Bank itself	100,506	100,106
Subtotal	5,509,967	4,164,256
Totals	$ 7,133,648	$ 5,304,730